Supplemental cash flow information (Details 1) - CAD ($)	Dec. 31, 2025	Dec. 31, 2024
Supplemental Cash Flow Information
Cash	$ 588,757	$ 785,180
Term Deposits	5,582,400	2,370,570
Total cash and cash equivalents	$ 6,171,157	$ 3,155,750